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July 22, 2016		Sarah Clinton T +1 617 951 7375 F +1 617 235 7312 Sarah.clinton@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Blackstone Alternative Alpha Fund II (File Nos. 333-211533 and 811-22792)

Ladies and Gentlemen:

We are filing today via EDGAR Pre-Effective Amendment No. 1 to the Fund’s Registration Statement No. 333-211533 on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 7 to the Fund’s Registration Statement No. 811-22792 pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of Blackstone Alternative Alpha Fund II, a Massachusetts business trust (“Amendment No. 7”).

This Amendment No. 7 is being filed for the purposes of addressing comments received from the Staff of the Securities and Exchange Commission with respect to the Fund’s Registration Statement under the Securities Act and the 1940 Act, filed on May 23, 2016, and to update certain other information.

No fees are required in connection with this filing. If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7375.

Very truly yours,

/s/ Sarah Clinton

Sarah Clinton

cc:	James Hannigan, Esq., Blackstone Alternative Asset Management L.P.
Kevin Michel, Blackstone Alternative Asset Management L.P.
James E. Thomas, Esq., Ropes & Gray LLP
Dylan Sherwood, Esq., Ropes & Gray LLP